Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Cash received from royalties and rents	$ 18,551,641	$ 27,961,480	$ 24,466,594
Cash paid to suppliers and employees	(3,951,959)	(3,469,871)	(3,085,319)
Interest received	67,290	55,865	20,047
NET CASH PROVIDED BY OPERATING ACTIVITIES	14,666,972	24,547,474	21,401,322
INVESTING ACTIVITIES
United States Treasury securities purchased	(5,275,000)	(10,550,000)	(8,200,000)
United States Treasury securities matured	9,600,000	7,675,000	6,400,000
Expenditures for building and equipment	(23,206)	(29,990)	(18,685)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	4,301,794	(2,904,990)	(1,818,685)
FINANCING ACTIVITIES
Distributions paid	(18,900,000)	(21,750,000)	(19,500,000)
NET CASH USED IN FINANCING ACTIVITIES	(18,900,000)	(21,750,000)	(19,500,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	68,766	(107,516)	82,637
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	643,431	750,947	668,310
CASH AND CASH EQUIVALENTS AT END OF YEAR	712,197	643,431	750,947
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net income	14,790,714	20,068,433	23,047,811
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	744,071	732,379	618,991
Net periodic pension cost (Note 7)	776,646	690,387	489,733
Pension contribution (Note 7)	(1,315,301)	(799,918)	(551,124)
Net decrease (increase) in assets:
Accrued interest	46,338	19,115	(28,183)
Royalties receivable	(378,796)	3,842,178	(1,871,065)
Prepaid expenses			2,409
Mineral and surface lands			(352,650)
Net (decrease) increase in liabilities:
Accounts payable and accrued expenses	(11,900)	(24,600)	17,300
Deferred compensation	15,200	19,500	28,100
NET CASH PROVIDED BY OPERATING ACTIVITIES	$ 14,666,972	$ 24,547,474	$ 21,401,322